Other Non-Current Assets	12 Months Ended
Jun. 30, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
11.	OTHER NON-CURRENT ASSETS

	As of June 30,
	2025	2024
Equity investment (1)	35,242	54,289
Prepayment of brand authorization (2)	4,460,000	4,600,000
Prepaid consulting fees or other expenses	-	16,430
Security deposit (3)	561,184	-
Other long-term receivables (4)	195,478	195,477
Total	5,251,904	$4,866,196
Impairment	(4,460,000)	(4,600,000)
Other non-current assets, net	791,904	266,196

(1)	The equity investment as of June 30, 2025 represented the equity investment in Junpu Jiyuan of $26,715 and Xiamen Hualiu Boying Film & Media Co., Ltd of $8,527. The equity investment as of June 30, 2024 represented the equity investment in Junpu Jiyuan of $26,650 and Xiamen Hualiu Boying Film & Media Co., Ltd of $27,639.

(2)	Prepayment for brand authorization represents the payment to Wanyee Trading Company Limited and LiheTrading Limited for negotiating with the brand owner of “Stussy” and “fear of god” for acting as an agent for these brands in mainland China. As the recoverability of the prepayment is doubtful, the Company made full impairment against the cost. During the year ended June 30, 2025, $140,000 prepayment of brand authorization was received and the impairment was reversed at the same amount.

(3)	Security deposits represent the deposits paid to leasors to ensure the proper performance of the lease agreements.

(4)	Other long-term receivables represent the prepayment of an investment into a Singapore Concert.